STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	452,965,449	1,788,000
Beginning balance, value at Dec. 31, 2016	$ 4,530	$ 18	$ 4,327,685	$ (4,585,044)	$ (252,811)
Shares of Stock Cancelled, shares	(70,000,000)
Shares of Stock Cancelled, value	$ (700)		(495,300)		(496,000)
Common Stock Issued in Exchange for Services, shares	6,500,000
Common Stock Issued in Exchange for Services, value	$ 65		49,835		49,900
Common Stock Issued for Loan Payments (Includes Loss on Conversion), shares	110,000,000
Common Stock Issued for Loan Payments (Includes Loss on Conversion), value	$ 1,100		606,900		608,000
Common Stock Issued for Stock Agreements, shares	30,000,000
Common Stock Issued for Stock Agreements, value	$ 300		24,700		25,000
Preferred Stock Issued for Compensation, shares		3,350,000
Preferred Stock Issued for Compensation, value		$ 34	62,087		62,120
Preferred Stock Issued for Stock Agreements, shares		105,000
Preferred Stock Issued for Stock Agreements, value		$ 1	43,999		44,000
Preferred Stock Conversion to Common Shares, shares	50,000,000	(50,000)
Preferred Stock Conversion to Common Shares, value	$ 500	$ (1)	599,500		600,000
Capital Contributions			41,849		41,849
Dividends Paid
Net Income (loss)				(1,055,133)	(1,055,133)
Ending balance, shares at Dec. 31, 2017	579,465,449	5,193,000
Ending balance, value at Dec. 31, 2017	$ 5,795	$ 52	5,261,255	(5,640,177)	(373,076)
Shares of Stock Cancelled, shares	(48,000,000)
Shares of Stock Cancelled, value	$ (480)		(1,024,520)		(1,025,000)
Common Stock Issued in Exchange for Services, shares	500,000
Common Stock Issued in Exchange for Services, value	$ 5		6,795		6,800
Common Stock Issued for Stock Agreements, shares	20,000,000
Common Stock Issued for Stock Agreements, value	$ 200		99,800		100,000
Common Stock Issued in Exchange for Trademark, value
Common Stock Issued for Sponsorship Agreements, value
Common Stock Issued for Compensation, shares	10,000,000
Common Stock Issued for Compensation, value	$ 100		135,900		136,000
Preferred Stock Issued for Compensation, shares		500,000
Preferred Stock Issued for Compensation, value		$ 5	7,895		(7,900)
Preferred Stock Issued for Stock Agreements, shares		316,000
Preferred Stock Issued for Stock Agreements, value		$ 3	303,423		303,426
Preferred Stock Conversion to Common Shares, shares	100,000,000	(100,000)
Preferred Stock Conversion to Common Shares, value	$ 1,000	$ (1)	(999)
Changes in Correction of Prior Period Errors, shares	(120,000,000)
Changes in Correction of Prior Period Errors, value	$ (1,200)		(1,628,800)	1,630,000
Net Income (loss)				(358,243)	(358,243)
Ending balance, shares at Dec. 31, 2018	541,965,449	5,909,000
Ending balance, value at Dec. 31, 2018	$ 5,420	$ 59	3,160,748	(4,368,420)	(1,202,193)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Compensation, value	$ 50		276,950		277,000
Preferred Stock Conversion to Common Shares, shares	113,000,000	(113,000)
Preferred Stock Conversion to Common Shares, value	$ 1,130	$ (1)	(1,129)		0
Net Income (loss)				(1,029,105)	(354,506)
Ending balance, shares at Mar. 31, 2019	659,965,449	5,796,000
Ending balance, value at Mar. 31, 2019	$ 6,600	$ 58	3,436,570	(5,397,525)	(1,954,297)
Beginning balance, shares at Dec. 31, 2018	541,965,449	5,909,000
Beginning balance, value at Dec. 31, 2018	$ 5,420	$ 59	3,160,748	(4,368,420)	(1,202,193)
Shares of Stock Cancelled, shares	(64,860,346)	(650,000)
Shares of Stock Cancelled, value	$ (649)	$ (7)	(185,846)		(186,501)
Common Stock Issued in Exchange for Services, shares	10,000,000
Common Stock Issued in Exchange for Services, value	$ 100		799,900		800,000
Common Stock Issued in Exchange for Trademark, shares	500,000
Common Stock Issued in Exchange for Trademark, value	$ 5		59,245		59,250
Common Stock Issued for Sponsorship Agreements, shares	262,500
Common Stock Issued for Sponsorship Agreements, value	$ 3		34,385		(34,388)
Common Stock Issued for Compensation, shares	5,100,000
Common Stock Issued for Compensation, value	$ 51		290,049		290,100
Preferred Stock Issued for Compensation, value
Preferred Stock Conversion to Common Shares, shares	271,000,000	(271,000)
Preferred Stock Conversion to Common Shares, value	$ 2,710	$ (3)	(2,707)		0
Net Income (loss)				(1,786,021)	(1,786,021)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Ending balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,775	(6,154,441)	(1,990,976)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Compensation, value	$ 50		318,450		318,500
Net Income (loss)				(591,936)	(591,936)
Ending balance, shares at Dec. 31, 2020	768,967,603	4,988,000
Ending balance, value at Dec. 31, 2020	$ 7,690	$ 50	$ 4,474,225	$ (6,746,377)	$ (2,264,412)